Consolidated Statement of Profit and Loss and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue
Revenue	$ 171,138	$ 194,094
Cost of sales
Cost of sales	(116,275)	(135,914)
Gross Profit	54,863	58,180
Research and development expenses	(88,769)	(61,003)
Selling, marketing and administrative expenses	(78,001)	(64,998)
Operating Loss	(111,907)	(67,821)
Finance income	5,139	5,041
Finance expense	(95,315)	(131,623)
Net finance expense	(90,176)	(126,582)
Loss before Tax	(202,083)	(194,403)
Tax expense for the period	(1,485)	(1,557)
Loss for the period	(203,568)	(195,960)
Loss attributable to non-controlling interest	139	322
Net loss attributable to equity holders of parent—basic and diluted	$ (203,707)	$ (196,282)
Net loss per share attributable to equity holders of parent—basic and diluted	$ (0.8)	$ (1.48)
Weighted-average number of shares used in loss per share—basic and diluted	253,945,274	132,204,201
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences—foreign operations	$ 34,959	$ 399
Total comprehensive loss for the period	(168,609)	(195,561)
Total comprehensive loss attributable to:
Equity holders of the parent	(168,748)	(195,883)
Non-controlling interest	139	322
Total comprehensive loss for the period	$ (168,609)	$ (195,561)